Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2011
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2012